TRANSFERS OF FINANCIAL ASSETS (Certain Cash Flows Between the Company and the North American Conduits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 02, 2010	Jan. 31, 2010 North America [Member] Terminated Arrangement Related To Sales Of Accounts Receivable Recorded As Secured Borrowings [Member]	Jan. 02, 2010 North America [Member] Terminated Arrangement Related To Sales Of Accounts Receivable Recorded As Secured Borrowings [Member]	Dec. 31, 2010 North America [Member]	Dec. 31, 2010 North America [Member] Trade Accounts Receivable [Member]
Tranfers of Financial Assets [Line Items]
Accounts Receivable classified as secured borrowings, outstanding				$ 915	$ 264	$ 294
Anticipated credit losses in the portfolio of receivables sold that have not yet been collected							1.42%	1.42%
Sensitivity analysis of fair value of interests held in conduits, impact of 10 percent adverse change in valuation assumption								2
Sensitivity analysis of fair value of interests held in conduits, impact of 20 percent adverse change in valuation assumption								5
Carrying value of interests held							1,110
Net credit losses on transferred financial assets								2
Repurchase of previously sold receivables, related to a divestiture								13
Loss from sale of transferred financial assets								19
Sale of receivables								264
Collections reinvested in revolving receivables								18,952
Interests in conduits	1,038	0	0					974	[1]
Trade accounts receivable outstanding and derecognized from the consolidated balance sheet								1,930
Delinquencies on sold receivables that were outstanding at the end of the period								$ 127

[1]	Presented in "Operating Activities" in the consolidated statements of cash flows.